Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	31.185
Maximum Aggregate Offering Price	$ 40,540,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,983.78
Offering Note	Represents 1,300,000 shares of common stock, par value $0.01 per share (the “Common Stock”), of NiSource Inc. (the “Company”) being registered hereon that are authorized for issuance under the Amended and Restated NiSource Inc. Employee Stock Purchase Plan (the “Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also covers such additional and indeterminate number of shares as may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split or similar change. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the Common Stock covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The price of $31.185 per share represents the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on August 7, 2024.